Balances and Transactions with Related Parties (Details) (Affiliated Entity [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 43
Accounts payable	6
Due from affiliated companies	233	391
Purchases from Parent and affiliates	57		1,555
Interest income from Parent	4	15	31
Sales to Parent and affiliated companies	$ 347	$ 142	$ 2,397
Interest rate on unpaid balances between Parent and its subsidiaries	5.50%	5.50%	5.50%